ORDINARY SHARES (Details) $ in Millions	Oct. 15, 2025 shares	Jul. 23, 2025 USD ($) shares	Jun. 27, 2025 shares	Jan. 22, 2024 shares	Jan. 19, 2024 shares	Jul. 26, 2018 Vote	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
ORDINARY SHARES
Number of shares issued			146,670,925
Number of shares proposed to be sold by founders		10,000,000
Class A ordinary shares
ORDINARY SHARES
Ordinary shares, shares issued							431,704,929	222,055,327	229,831,213
Ordinary shares, outstanding							345,333,888	134,586,659	144,857,131
Ordinary shares, vote per share | Vote						1
Number of shares cancelled				5,453,090	2,322,796
Ordinary shares equal to 1 ADS	2
Class B ordinary shares
ORDINARY SHARES
Ordinary shares, shares issued							10,000,000	72,978,677	72,978,677
Ordinary shares, outstanding							10,000,000	72,978,677	72,978,677
Ordinary shares, vote per share | Vote						20
Value of shares proposed to be sold by founders | $		$ 70
Conversion of Class B to Class A ordinary shares		1